Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 11 – SUBSEQUENT EVENT

On September 22, 2013, the Company entered into an entrusted management agreement with Anpulo International Ltd.’s wholly owned subsidiary, Guangxiang Investment Consulting (Shanghai) Co., Ltd. (“Anpulo WFOE”), which provides that Anpulo WFOE will be entitled to the full guarantee for the performance of such entrusted management agreement entered into by the Company. Anpulo International Ltd. (“Anpulo HK”) was incorporated in Hong Kong, People’s Republic of China (“PRC”) on May 30, 2012. Other than the equity interest in Anpulo WFOE, Anpulo HK does not own any assets or conduct any operations. Anpulo WFOE is also entitled to receive the residual return of the Company.  As a result of the agreement, Anpulo WFOE will absorb 100% of the expected gains or losses of the Company, which results in Anpulo WFOE being the primary beneficiary of the Company.

Anpulo WFOE also entered into a pledge of equity agreement with the principal shareholders of the Company (the “Principal Shareholders”), who pledged all their equity interest in the entity to Anpulo WFOE. The pledge of equity agreement, which were entered into by each Principal Shareholder, pledged each of the Principal Shareholders’ equity interest in the Company as a guarantee for the entrustment payment under the Entrusted Management Agreements.

In addition, Anpulo WFOE entered into an option agreement to acquire the Principal Shareholders’ equity interest in these entities if or when permitted by the PRC laws.

Based on these exclusive agreements, the Company will be treated as a variable interest entity (“VIE”) of  Anpulo HK as required by generally accepted accounting principles in the United States (“US GAAP”), because Anpulo HK is the primary beneficiary of the VIE. The profits and losses of the Company are allocated based upon the Entrusted Management Agreement.

On October 30, 2013, Anpulo Food Inc. (“Anpulo”) a company incorporated in British Virgin Islands entered into a Share Exchange Agreement (the “Exchange Agreement”) with Anpulo HK. Pursuant to the terms of the Exchange Agreement, the shareholders of Anpulo HK transferred to Anpulo all of the Anpulo HK Shares in exchange for the issuance of 122,900,000 shares of Anpulo’s common stock (the “Share Exchange”). As a result of the Share Exchange, Anpulo HK became a wholly-owned subsidiary of Anpulo and the shareholders of Anpulo HK acquired approximately 99.92% of Anpulo’s issued and outstanding common stock.

The effect of the Share Exchange is such that effectively a reorganization of the entities has occurred for accounting purposes and is deemed to be a reverse acquisition. Subsequent to the Share Exchange the financial statements presented are those of a combined Anpulo HK and its subsidiaries, including its VIE, Anpulo Laifeng, as if the Share Exchange had been in effect retroactively for all periods presented. As previously noted the “Company” for financial statement purposes was the consolidation of Anpulo HK, Anpulo WFOE and Anpulo Laifeng. Subsequent to the Share Exchange the “Company” is referred to as the consolidation of Anpulo HK, Anpulo WFOE, Anpulo Laifeng and Anpulo, with Anpulo as the legal acquirer in Share Exchange, and subsequent to the Share Exchange the parent company of the consolidated entity.